Ordinary shares (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 05, 2014	Feb. 06, 2014	Mar. 22, 2016	Jun. 30, 2013	Dec. 31, 2016	Dec. 31, 2014	Aug. 31, 2014
Stockholders' Equity, Reverse Stock Split					On January 26, 2014, the Company effected the issuance of 6.55-to-1 bonus shares, which was equivalent to a 7.55-to-1 share split.
Stock Issued During Period, Shares, New Issues			2,161,290
Stock Issued During Period, Value, New Issues			$ 6,089		$ 6,089	$ 31,405
Stock Issued During Period Ordinary Shares Issued Upon Private Placement Shares		782,537
Stock Issued During Period Ordinary Shares Issued Upon Private Placement Value		$ 4,368				$ 4,368
Shares Issued, Price Per Share		$ 6.07	$ 3.10	$ 0.95	$ 3.10	$ 0.95
IPO [Member]
Share Purchase Agreement, Value to be issued	$ 31,405
Stock Issued During Period, Shares, New Issues	3,200,000
Shares Issued, Price Per Share						$ 11.00	$ 11.00
Purchase Agreement [Member]
Share Purchase Agreement, Shares to be issued				2,130,159
Share Purchase Agreement, Value to be issued				$ 2,024